3. INVESTMENT SECURITIES: Investments Classified by Contractual Maturity Date (Details)	Dec. 31, 2019 USD ($)
Details
Debt Securities, Available-for-Sale, Amortized Cost, Maturity, Allocated and Single Maturity Date, Year One	$ 755,045
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, Year One	1,071,692
Debt Securities, Held-to-Maturity, Amortized Cost, Maturity, Allocated and Single Maturity Date, Year One	0
Debt Securities, Held-to-Maturity, Fair Value, Maturity, Allocated and Single Maturity Date, Year One	0
Debt Securities, Available-for-Sale, Amortized Cost, Maturity, Allocated and Single Maturity Date, after Year One Through Five	8,601,153
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, after Year One Through Five	8,737,391
Debt Securities, Held-to-Maturity, Amortized Cost, Maturity, Allocated and Single Maturity Date, after Year One Through Five	380,561
Debt Securities, Held-to-Maturity, Fair Value, Maturity, Allocated and Single Maturity Date, after Year One Through Five	389,520
Debt Securities, Available-for-Sale, Amortized Cost, Maturity, Allocated and Single Maturity Date, after Year 5 Through 10	19,564,023
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, after Year 5 Through 10	20,507,348
Debt Securities, Held-to-Maturity, Amortized Cost, Maturity, Allocated and Single Maturity Date, after Year 5 Through 10	0
Debt Securities, Held-to-Maturity, Fair Value, Maturity, Allocated and Single Maturity Date, after Year 5 Through 10	0
Debt Securities, Available-for-Sale, Amortized Cost, Maturity, Allocated and Single Maturity Date, after Year 10	163,450,345
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, after Year 10	174,141,091
Debt Securities, Held-to-Maturity, Amortized Cost, Maturity, Allocated and Single Maturity Date, after Year 10	0
Debt Securities, Held-to-Maturity, Fair Value, Maturity, Allocated and Single Maturity Date, after Year 10	0
Available-for-sale Securities, Debt Maturities, Amortized Cost	192,370,566
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Fair Value	204,457,522
Debt Securities, Held-to-maturity, Maturity, without Single Maturity Date, Amortized Cost	380,561
Held-to-maturity Securities, Debt Maturities, Fair Value	$ 389,520